GENERAL (Schedule of Group Licenses) (Details)	12 Months Ended
Dec. 31, 2018
Group License One [Member]
Statement Line Items [Line Items]
Type of services	Cellular
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
Valid through	Feb, 2022
Guarantees made	NIS 80 million
Group License Two [Member]
Statement Line Items [Line Items]
Type of services	Cellular
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
Valid through	Feb, 2022
Guarantees made	NIS 4 million
Group License Three [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
Valid through	Mar, 2023
Group License Four [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
Valid through	Mar, 2023
Group License Five [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	Israel
License owner	012 Smile Telecom Ltd.
Granted by	MOC
Valid through	Cancelled	[1]
Group License Six [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	West Bank
License owner	012 Smile Telecom Ltd.
Granted by	CA
Valid through	Cancelled	[1]
Group License Seven [Member]
Statement Line Items [Line Items]
Type of services	ILD
Area of service	Israel
License owner	012 Smile Telecom Ltd.
Granted by	MOC
Valid through	Cancelled	[1]
Guarantees made	NIS 5 million
Group License Eight [Member]
Statement Line Items [Line Items]
Type of services	ILD
Area of service	West Bank
License owner	012 Smile Telecom Ltd.
Granted by	CA
Valid through	Cancelled	[1]
Guarantees made	NIS 0.25 million
Group License Nine [Member]
Statement Line Items [Line Items]
Type of services	Fixed
Area of service	Israel
License owner	012 Telecom Ltd.
Granted by	MOC
Valid through	Cancelled	[1]
Guarantees made	NIS 5 million
Group License Ten [Member]
Statement Line Items [Line Items]
Type of services	Fixed
Area of service	West Bank
License owner	012 Telecom Ltd.
Granted by	CA
Valid through	Cancelled	[1]
Guarantees made	NIS 0.25 million
Group License Eleven [Member]
Statement Line Items [Line Items]
Type of services	Fixed (incl. ISP, ILD, NTP)
Area of service	Israel
License owner	Partner Land-line Communication Solutions - Limited Partnership
Granted by	MOC
Valid through	Jan, 2027
Guarantees made	NIS 5 million
Group License Twelve [Member]
Statement Line Items [Line Items]
Type of services	Fixed (incl. ISP, ILD, NTP)
Area of service	West Bank
License owner	Partner Land-line Communication Solutions - Limited Partnership
Granted by	CA
Valid through	Jan, 2027
Guarantees made	NIS 0.25 million
Group License Thirteen [Member]
Statement Line Items [Line Items]
Type of services	NTP
Area of service	Israel
License owner	012 Smile Telecom Ltd.
Granted by	MOC
Valid through	Cancelled	[1]

[1]	Cancelled in 2019 per requests filed by the Group.